UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09377
                                                   -------------

                        The Gabelli Blue Chip Value Fund
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                  --------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                  --------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------
                   Date of reporting period: December 31, 2005
                                            -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        THE GABELLI BLUE CHIP VALUE FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2005

TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2005 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      The Gabelli Blue Chip Value Fund rose 6.69% for the full year, beating the Lipper Large-Cap Value Fund average gain of 5.72% and the S&P 500 gain of 4.91% for 2005.

      The economy has been growing strongly and broadly, with both economic growth and corporate profit growth ahead of forecasts. By almost any measure the year was a good one for the U.S. economy, with the economy expanding by about 3.5% as measured by the gross domestic product. This was the fourth year of solid growth, achieved despite much higher than expected energy prices. Inflation remains mild, with consumer prices rising 2.2% in 2005, excluding the volatile food and energy sectors (and 3.4% including them).

      Of the ten industry sectors in the S&P 500, energy and utilities were by far the strongest for the full year, posting gains of 31% and 17%, respectively. Not surprisingly, the strongest performing stocks in our Fund in 2005 included our energy holdings, Halliburton Co., Pioneer Natural Resources Co., Marathon Oil Corp., Global Santa Fe Corp., Noble Corp., and ConocoPhillips, all of which rose more than 20%. ConocoPhillips agreed to acquire the natural gas company, Burlington Resources. Other companies whose stocks rose more than 20% for the full year were Tiffany & Co., Texas Instruments Inc., Lehman Brothers Holdings Inc., St. Paul Travelers Companies Inc., Hartford Financial Services Group Inc., and Union Pacific Corp.

      Telecommunications, health care, specialty chemicals, and entertainment sectors underperformed during the year. Verizon Communications Inc. was down more than 20% for the year; Pfizer Inc., E.I. Du Pont de Nemours and Co., News Corp, The Walt Disney Co., and Time Warner Inc. all declined over 10%.

                                        Sincerely yours,

                                        /s/ Bruce N. Alpert

                                        Bruce N. Alpert
                                        President
February 13, 2006

                                [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW:

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
             THE GABELLI BLUE CHIP VALUE FUND AND THE S&P 500 INDEX

                          Gabelli Blue Chip Fund                 S&P 500 Index
8/26/99                                  $10,000                       $10,000
12/31/99                                  11,778                        10,834
12/31/00                                  13,083                         9,848
12/31/01                                  11,543                         8,678
12/31/02                                   7,890                         6,761
12/31/03                                  11,361                         8,700
12/31/04                                  12,767                         9,645
12/31/05                                  13,621                        10,119

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2005 (A)
                                                                                                    Since
                                                                                                  Inception
                                                QUARTER      1 YEAR     3 YEAR       5 YEAR       (8/26/99)
-------------------------------------------------------------------------------------------------------------
GABELLI BLUE CHIP VALUE FUND CLASS AAA........... 1.12%        6.69%     19.96%        0.81%       4.98%
S&P 500 Index.................................... 2.08         4.91      14.38         0.54        0.19
Lipper Large-Cap Value Average................... 1.65         5.72      15.05         3.10        3.38
Class A.......................................... 1.12         6.85      20.07         0.86        5.03
                                                 (4.68)(b)     0.72(b)   17.71(b)     (0.32)(b)    4.05(b)
Class B.......................................... 0.89         6.04      19.43         0.54        4.76
                                                 (4.11)(c)     1.04(c)   18.73(c)      0.15(c)     4.52(c)
Class C.......................................... 0.97         6.04      19.43         0.54        4.76
                                                 (0.03)(c)     5.04(c)   19.43(c)      0.54(c)     4.76(c)
Class I.......................................... 1.20         7.10      20.16         0.91        5.06

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. DIVIDENDS ARE CONSIDERED REINVESTED. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE S&P 500
    INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY.
    THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON DECEMBER 31, 2003 AND THE CLASS I SHARES ON JULY 1, 2004. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE FOR THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO THE LOWER EXPENSES RELATED TO THIS CLASS OF SHARES.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

THE GABELLI BLUE CHIP VALUE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2005 through December 31, 2005
                                                                   EXPENSE TABLE
================================================================================


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Annualized Expense Ratio represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2005.

                    Beginning       Ending      Annualized    Expenses
                  Account Value  Account Value    Expense    Paid During
                    07/01/05       12/31/05        Ratio       Period*
--------------------------------------------------------------------------------
GABELLI BLUE CHIP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA           $1,000.00     $1,052.60        1.89%       $ 9.78
Class A             $1,000.00     $1,053.40        1.89%       $ 9.78
Class B             $1,000.00     $1,060.40        2.64%       $13.71
Class C             $1,000.00     $1,060.40        2.64%       $13.71
Class I             $1,000.00     $1,055.10        1.64%       $ 8.50

HYPOTHETICAL 5% RETURN
Class AAA           $1,000.00     $1,015.68        1.89%       $ 9.60
Class A             $1,000.00     $1,015.68        1.89%       $ 9.60
Class B             $1,000.00     $1,011.90        2.64%       $13.39
Class C             $1,000.00     $1,011.90        2.64%       $13.39
Class I             $1,000.00     $1,016.94        1.64%       $ 8.34

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2005:

GABELLI BLUE CHIP VALUE FUND

Financial Services............................       21.9%
Energy and Utilities: Oil.....................       15.2%
Entertainment.................................        7.6%
Health Care...................................        7.1%
Diversified Industrial .......................        6.9%
Insurance.....................................        6.0%
Electronics...................................        4.4%
Specialty Chemicals...........................        4.3%
Telecommunications............................        3.5%
Retail........................................        3.1%
Energy and Utilities: Electric................        3.0%
Food and Beverage.............................        2.6%
Computer Software and Services................        2.4%
Metals and Mining.............................        2.4%
Business Services.............................        2.2%
Aerospace.....................................        1.9%
Consumer Products.............................        1.6%
Cable ........................................        1.1%
Transportation................................        1.0%
Publishing....................................        1.0%
Paper and Forest Products.....................        0.9%
U.S. Government Obligations...................        0.3%
Other Assets and Liabilities - Net............       (0.4)%
                                                    -------
                                                     100.0%
                                                    ========

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI BLUE CHIP VALUE FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2005
================================================================================

                                                              MARKET
    SHARES                                       COST         VALUE
    ------                                       ----        ------
              COMMON STOCKS -- 100.1%
              AEROSPACE -- 1.9%
       2,400  General Dynamics Corp. ....... $   184,493  $   273,720
       7,200  Northrop Grumman Corp. .......     317,423      432,792
                                             -----------  -----------
                                                 501,916      706,512
                                             -----------  -----------
              BUSINESS SERVICES -- 2.2%
      45,800  Cendant Corp. ................     792,356      790,050
                                             -----------  -----------
              CABLE -- 1.1%
      17,000  Cablevision Systems Corp.,
                Cl. A+ .....................     408,210      398,990
                                             -----------  -----------
              COMPUTER SOFTWARE AND SERVICES -- 2.4%
      34,000  Microsoft Corp. ..............     880,462      889,100
                                             -----------  -----------
              CONSUMER PRODUCTS -- 1.6%
      11,400  Harley-Davidson Inc. .........     553,833      586,986
                                             -----------  -----------
              DIVERSIFIED INDUSTRIAL -- 6.9%
      27,500  General Electric Co. .........     898,172      963,875
      18,000  Honeywell International Inc. .     504,465      670,500
      22,600  Ingersoll-Rand Co. Ltd., Cl. A     633,453      912,362
                                             -----------  -----------
                                               2,036,090    2,546,737
                                             -----------  -----------
              ELECTRONICS -- 4.4%
      37,500  Applied Materials Inc. .......     596,950      672,750
      29,300  Texas Instruments Inc. .......     604,862      939,651
                                             -----------  -----------
                                               1,201,812    1,612,401
                                             -----------  -----------
              ENERGY AND UTILITIES: ELECTRIC -- 3.0%
      70,100  AES Corp.+ ...................     447,659    1,109,683
                                             -----------  -----------
              ENERGY AND UTILITIES: OIL -- 15.2%
      13,550  ConocoPhillips ...............     367,003      788,339
      50,800  El Paso Corp. ................     356,165      617,728
      13,000  Exxon Mobil Corp. ............     516,510      730,210
      10,000  GlobalSantaFe Corp. ..........     392,130      481,500
      13,300  Halliburton Co. ..............     345,579      824,068
       7,800  Marathon Oil Corp. ...........     205,554      475,566
      10,400  Noble Corp. ..................     360,364      733,616
       7,000  Pioneer Natural
                Resources Co. ..............     228,579      358,890
      11,000  Valero Energy Corp. ..........     567,320      567,600
                                             -----------  -----------
                                               3,339,204    5,577,517
                                             -----------  -----------
              ENTERTAINMENT -- 7.6%
       1,575  CCE Spinco Inc.+ .............      15,324       20,632
      12,600  Clear Channel
                Communications Inc. ........     367,774      396,270
       4,500  Discovery Holding Co.,
                Cl. A+ .....................      56,969       68,175
      22,000  News Corp., Cl. B ............     367,860      365,420
      17,000  The Walt Disney Co. ..........     363,473      407,490
      45,400  Time Warner Inc. .............     718,299      791,776
      25,500  Univision Communications
                Inc., Cl. A+ ...............     679,193      749,445
                                             -----------  -----------
                                               2,568,892    2,799,208
                                             -----------  -----------
              FINANCIAL SERVICES -- 21.9%
       7,200  American Express Co.. ........     280,750      370,512
      24,400  Bank of America Corp. ........   1,014,182    1,126,060
      23,700  Citigroup Inc. ...............   1,093,685    1,150,161
       6,000  Commerce Bancorp Inc. ........     197,910      206,460
      26,600  JPMorgan Chase & Co. .........     925,885    1,055,754
       3,000  Lehman Brothers Holdings Inc.      214,108      384,510
      15,700  Merrill Lynch & Co. Inc. .....     786,809    1,063,361

                                                              MARKET
    SHARES                                       COST         VALUE
    ------                                       ----        ------
       5,000  Morgan Stanley ............... $   247,250  $   283,700
      32,700  Sovereign Bancorp Inc. .......     735,537      706,974
       8,200  State Street Corp. ...........     387,251      454,608
       7,000  Wells Fargo & Co. ............     431,321      439,810
      10,500  Zions Bancorporation .........     771,301      793,380
                                             -----------  -----------
                                               7,085,989    8,035,290
                                             -----------  -----------
              FOOD AND BEVERAGE -- 2.6%
      10,000  Anheuser-Busch
                Companies Inc. .............     478,480      429,600
       5,000  Coca-Cola Co. ................     200,250      201,550
      10,000  Heinz (H.J.) Co. .............     364,472      337,200
                                             -----------  -----------
                                               1,043,202      968,350
                                             -----------  -----------
              HEALTH CARE -- 7.1%
      28,100  Pfizer Inc. ..................     835,693      655,292
      22,500  Sanofi-Aventis, ADR. .........     943,052      987,750
      20,600  Wyeth ........................     917,476      949,042
                                             -----------  -----------
                                               2,696,221    2,592,084
                                             -----------  -----------
              INSURANCE -- 6.0%
      17,000  American International
                Group Inc. .................     962,989    1,159,910
       6,000  Hartford Financial
                Services Group Inc. ........     345,293      515,340
      11,561  St. Paul Travelers
                Companies Inc. .............     431,113      516,430
                                             -----------  -----------
                                               1,739,395    2,191,680
                                             -----------  -----------
              METALS AND MINING -- 2.4%
      29,900  Alcoa Inc. ...................     805,251      884,143
                                             -----------  -----------
              PAPER AND FOREST PRODUCTS -- 0.9%
      10,000  International Paper Co. ......     321,813      336,100
                                             -----------  -----------
              PUBLISHING -- 1.0%
      10,000  Dow Jones & Co. Inc. .........     388,597      354,900
                                             -----------  -----------
              RETAIL -- 3.1%
      16,000  The Home Depot Inc. ..........     626,393      647,680
      12,400  Tiffany & Co. ................     379,816      474,796
                                             -----------  -----------
                                               1,006,209    1,122,476
                                             -----------  -----------
              SPECIALTY CHEMICALS -- 4.3%
      20,400  Dow Chemical Co. .............     800,327      893,928
      16,500  E.I. du Pont de
                Nemours and Co. ............     799,726      701,250
                                             -----------  -----------
                                               1,600,053    1,595,178
                                             -----------  -----------
              TELECOMMUNICATIONS -- 3.5%
      17,100  AT&T Inc. ....................     426,755      418,779
      28,200  Verizon
                Communications Inc. ........     937,667      849,384
                                             -----------  -----------
                                               1,364,422    1,268,163
                                             -----------  -----------
              TRANSPORTATION -- 1.0%
       4,700  Union Pacific Corp. ..........     288,057      378,397
                                             -----------  -----------
              TOTAL COMMON STOCKS ..........  31,069,643   36,743,945
                                             -----------  -----------
   PRINCIPAL
    AMOUNT
     ------
              U.S.  GOVERNMENT  OBLIGATIONS -- 0.3%
   $ 99,000   U.S. Treasury Bill,
                3.947%++, 03/23/06 .........      98,162       98,145
                                             -----------  -----------
              TOTAL
                INVESTMENTS -- 100.4% ...... $31,167,805   36,842,090
                                             ===========
              OTHER ASSETS AND
                LIABILITIES (NET) -- (0.4)% .............    (128,798)
                                                          -----------
              NET ASSETS -- 100.0% ...................... $36,713,292
                                                          ===========
----------------
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
 ADR  American Depository Receipt

                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
================================================================================

ASSETS:
  Investments, at value (cost $31,167,805) ....................  $ 36,842,090
  Cash ........................................................           651
  Dividends receivable ........................................        36,739
  Receivable for Fund shares sold .............................        24,909
  Other assets ................................................         2,771
                                                                 ------------
  TOTAL ASSETS ................................................    36,907,160
                                                                 ------------
LIABILITIES:
  Payable for Fund shares redeemed ............................        91,448
  Payable for investment advisory fees ........................        31,622
  Payable for distribution fees ...............................         7,910
  Other accrued expenses ......................................        62,888
                                                                 ------------
  TOTAL LIABILITIES ...........................................       193,868
                                                                 ------------
  NET ASSETS applicable to 2,913,178 shares outstanding .......  $ 36,713,292
                                                                 ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, each class at $0.001 par value  $      2,913
  Additional paid-in capital ..................................    39,045,712
  Accumulated net realized loss on investments ................    (8,009,618)
  Net unrealized appreciation on investments ..................     5,674,285
                                                                 ------------
  NET ASSETS ..................................................  $ 36,713,292
                                                                 ============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price per share
    ($36,662,628 / 2,909,158 shares outstanding; unlimited
    number of shares authorized) ..............................        $12.60
                                                                       ======
  CLASS A:
  Net Asset Value and redemption price per share
   ($42,183 / 3,341 shares outstanding; unlimited
    number of shares authorized) ..............................        $12.63
                                                                       ======
  Maximum offering price per share
    (NAV / 0.9425, based on maximum sales charge
    of 5.75% of the offering price) ...........................        $13.40
                                                                       ======
  CLASS B:
  Net Asset Value and offering price per share ($1,183 / 94.90 shares outstanding; unlimited number of shares
    authorized) ...............................................        $12.47(a)
                                                                       ======
  CLASS C:
  Net Asset Value and offering price per share ($6,145 / 492.80 shares outstanding; unlimited number of shares
    authorized) ...............................................        $12.47(a)
                                                                       ======
  CLASS I:
  Net Asset Value, offering and redemption price per
    share ($1,153 / 91.30 shares outstanding;
    unlimited number of shares authorized) ....................        $12.63
                                                                       ======
------------------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
================================================================================

INVESTMENT INCOME:
  Dividends ....................................................... $   664,189
  Interest ........................................................      12,848
                                                                    -----------
  TOTAL INVESTMENT INCOME .........................................     677,037
                                                                    -----------
EXPENSES:
  Investment advisory fees ........................................     373,235
  Distribution fees - Class AAA ...................................      93,257
  Distribution fees - Class A .....................................          39
  Distribution fees - Class B .....................................          11
  Distribution fees - Class C .....................................          29
  Shareholder communications expenses .............................      78,851
  Shareholder services fees .......................................      47,519
  Registration fees ...............................................      32,434
  Legal and audit fees ............................................      31,211
  Trustees' fees ..................................................      23,217
  Custodian fees ..................................................      11,463
  Interest expense ................................................         226
  Miscellaneous expenses ..........................................      14,260
                                                                    -----------
  TOTAL EXPENSES ..................................................     705,752
  Less: Custodian fee credits .....................................        (193)
                                                                    -----------
  NET EXPENSES ....................................................     705,559
                                                                    -----------
  NET INVESTMENT LOSS .............................................     (28,522)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments ................................   3,374,488
  Net change in unrealized appreciation/depreciation on investments    (945,908)
                                                                    -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..........   2,428,580
                                                                    -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............ $ 2,400,058
                                                                    ===========

                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND


STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                YEAR ENDED        YEAR ENDED
                                             DECEMBER 31, 2005 DECEMBER 31, 2004
                                             ----------------- -----------------
OPERATIONS:
  Net investment income (loss) ..............  $    (28,522)    $    103,823
  Net realized gain on investments ..........     3,374,488        4,236,236
  Net change in unrealized appreciation/
    depreciation on investments .............      (945,908)         191,519
                                               ------------     ------------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ...............     2,400,058        4,531,578
                                               ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ...............................            --         (109,308)
    Class A .................................            --               (4)
    Class I .................................            --               (6)
                                               ------------     ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......            --         (109,318)
                                               ------------     ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
    Class AAA ...............................    (4,185,294)     (14,476,855)
    Class A .................................        40,244                3
    Class C .................................         4,678               --
    Class I .................................            --            1,005
                                               ------------     ------------
  NET DECREASE IN NET ASSETS FROM SHARES OF
    BENEFICIAL INTEREST TRANSACTIONS ........    (4,140,372)     (14,475,847)
                                               ------------     ------------
  REDEMPTION FEES ...........................         1,630            2,604
                                               ------------     ------------
  NET DECREASE IN NET ASSETS ................    (1,738,684)     (10,050,983)
NET ASSETS:
  Beginning of period .......................    38,451,976       48,502,959
                                               ------------     ------------
  End of period (including undistributed net
    investment income of $0 and $0,
    respectively) ...........................  $ 36,713,292     $ 38,451,976
                                               ============     ============

                 See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================

1. ORGANIZATION. The Gabelli Blue Chip Value Fund (the "Fund") was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 26, 1999. The Fund's primary objective is long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2005, there were no open repurchase agreements.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based on the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset shown as "custodian fee credits".

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund and the calculation of net investment income per share in the Financial Highlights excludes these adjustments. For the year ended December 31, 2005, reclassifications were made to decrease accumulated net investment loss for $28,522, with an offsetting adjustment to additional paid-in capital.

No distributions were paid during the year ended December 31, 2005. The tax character of distributions of $109,318 paid during the year ended December 31, 2004 was ordinary income.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2005, the components of earnings/(losses) on a tax basis were as follows:


                  Capital loss carryforward..........    $(7,474,410)
                  Net unrealized appreciation........      5,139,077
                                                         -----------
                  Total accumulated loss.............    $(2,335,333)
                                                         ===========

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2005 of $7,474,410. This capital loss carryforward is available to reduce future required distributions of net capital gains to shareholders. $7,474,410 of the loss carryforward is available through 2010. For the year ended December 31, 2005, the Fund utilized net capital loss carryforwards of $2,828,559.

The following summarizes the tax cost of investments and related unrealized appreciation (depreciation) at December 31, 2005:

                                        GROSS          GROSS      NET UNREALIZED
                                     UNREALIZED     UNREALIZED     APPRECIATION/
                          COST      APPRECIATION   DEPRECIATION   (DEPRECIATION)
                          ----      ------------   ------------   --------------
  Investments.......  $31,703,013    $6,201,817    $(1,062,740)     $5,139,077

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser. The Adviser contractually agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund at 2.00%, 2.00%, 2.75%, 2.75%, and 1.75%, respectively, of Class AAA, Class A,
Class B, Class C, and Class I Shares' average daily net assets. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fell below 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of average daily net assets for Class AAA, Class A, Class B, Class C, and Class I Shares, respectively. There have been no expense reimbursements by the Adviser in fiscal years 2004 or 2005.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares (other than Class I) pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2005, other than short-term securities, aggregated $13,529,398 and $17,247,128, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2005, the Fund paid brokerage commissions of $8,657 to Gabelli & Company. Gabelli & Company has informed the Fund that it received $244 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. A reimbursement was not sought by the Adviser during the year ended December 31, 2005.

7. SHARES OF BENEFICIAL INTEREST. The Fund currently offers five classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company. Class I Shares are offered to institutional investors that acquire the Fund directly through Gabelli & Company.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA, Class A, Class B, Class C, and Class I Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (From September 1, 2004 through June 14, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2005 and December 31, 2004 amounted to $1,630 and $2,604, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Transactions in shares of beneficial interest were as follows:

                                                               YEAR ENDED                        YEAR ENDED
                                                            DECEMBER 31, 2005                 DECEMBER 31, 2004
                                                       --------------------------      ---------------------------
                                                        SHARES          AMOUNT           SHARES          AMOUNT
                                                       --------       -----------      ----------     ------------
                                                                CLASS AAA                        CLASS AAA
                                                       --------------------------      ---------------------------
Shares sold ......................................      416,116       $ 5,039,417       1,272,742     $ 13,787,702
Shares issued upon reinvestment of dividends.......          --                --           8,992          106,195
Shares redeemed ..................................     (762,810)       (9,224,711)     (2,629,087)     (28,370,752)
                                                       --------       -----------      ----------     ------------
  Net increase (decrease) .........................    (346,694)      $(4,185,294)     (1,347,353)    $(14,476,855)
                                                       ========       ===========      ==========     ============
                                                                 CLASS A                          CLASS A
                                                       --------------------------      ---------------------------
Shares sold .......................................       3,246       $    40,244              --               --
Shares issued upon reinvestment of dividends.......          --                --               0*    $          3
                                                       --------       -----------      ----------     ------------
  Net increase ....................................       3,246       $    40,244               0     $          3
                                                       ========       ===========      ==========     ============
                                                                 CLASS C                          CLASS C
                                                       --------------------------      ---------------------------
Shares sold .......................................         398       $     4,678              --               --
                                                       --------       -----------      ----------     ------------
  Net increase ....................................         398       $     4,678              --               --
                                                       ========       ===========      ==========     ============
                                                                 CLASS I                         CLASS I**
                                                       --------------------------      ---------------------------
Shares sold .......................................          --                --             100     $      1,100
Shares issued upon reinvestment of dividends.......          --                --               1                6
Shares redeemed ...................................          --                --             (10)            (101)
                                                       --------       -----------      ----------     ------------
  Net increase ....................................          --                --              91     $      1,005
                                                       ========       ===========      ==========     ============

--------------
  * Shares rounded to less than 0.5 shares.
** Class I Shares were first offered to the public and initial shares were sold to GAMCO Investors, Inc. on June 30, 2004.

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the Securities and Exchange Commission (the "SEC") requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc., the Adviser's parent company, is responding to these requests for documents and testimony. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI BLUE CHIP VALUE FUND
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                     INCOME FROM INVESTMENT OPERATIONS                        DISTRIBUTIONS
             --------------------------------------------------  -----------------------------------------
                                           Net
             Net Asset        Net     Realized and      Total                     Net
   Period      Value,     Investment   Unrealized       from        Net        Realized
   Ended     Beginning      Income   Gain/(Loss) on  Investment  Investment     Gain on          Total
December 31  of Period    (Loss)(c)    Investments   Operations    Income     Investments    Distributions
-----------  ---------    ---------- --------------  ----------  ----------   -----------    -------------
CLASS AAA
  2005        $11.81       $(0.01)      $ 0.80         $ 0.79          --           --              --
  2004         10.54         0.03         1.27           1.30      $(0.03)          --          $(0.03)
  2003          7.32        (0.01)        3.23           3.22          --           --              --
  2002         10.71        (0.03)       (3.36)         (3.39)         --           --              --
  2001         12.17        (0.05)       (1.38)         (1.43)         --       $(0.03)          (0.03)
CLASS A(b)
  2005        $11.82       $(0.01)      $ 0.82         $ 0.81          --           --              --
  2004         10.54         0.04         1.28           1.32      $(0.04)          --          $(0.04)
CLASS B(b)
  2005        $11.76       $(0.09)      $ 0.80         $ 0.71          --           --              --
  2004         10.54        (0.04)        1.26           1.22          --           --              --
CLASS C(b)
  2005        $11.76       $(0.09)      $ 0.80         $ 0.71          --           --              --
  2004         10.54        (0.08)        1.30           1.22          --           --              --
CLASS I
  2005        $11.79       $ 0.03       $ 0.81         $ 0.84          --           --              --
  2004(e)      11.01         0.05         0.80           0.85      $(0.07)          --          $(0.07)

                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                     -----------------------------------------------------

                         Net Asset            Net Assets     Net
    Period                 Value,               End of    Investment              Portfolio
    Ended    Redemption    End of     Total     Period      Income     Operating  Turnover
 December 31   Fees(c)     Period    Return+  (in 000's)    (Loss)    Expenses(d)   Rate
 ----------- ----------    ------    -------  ----------   ---------  ----------- --------
 CLASS AAA
   2005       $0.00(f)     $12.60      6.7%    $36,663      (0.08)%      1.89%       37%
   2004        0.00(f)      11.81     12.4      38,448       0.25        1.89        26
   2003          --         10.54     44.0      48,503      (0.12)       1.86       140
   2002          --          7.32    (31.7)     23,912      (0.40)       1.94        94
   2001          --         10.71    (11.8)     42,403      (0.36)(a)    1.75(a)     92
 CLASS A(b)
   2005       $0.00(f)     $12.63      6.9%    $    42      (0.07)%      1.89%       37%
   2004        0.00(f)      11.82     12.5           1       0.38        1.89        26
 CLASS B(b)
   2005       $0.00(f)     $12.47      6.0%    $     1      (0.71)%      2.64%       37%
   2004        0.00(f)      11.76     11.6           1      (0.38)       2.64        26
 CLASS C(b)
   2005       $0.00(f)     $12.47      6.0%    $     6      (0.72)%      2.64%       37%
   2004        0.00(f)      11.76     11.6           1      (0.71)       2.64        26
 CLASS I
   2005       $0.00(f)     $12.63      7.1%    $     1       0.28%       1.64%       37%
   2004(e)     0.00(f)      11.79      7.7           1       0.81(g)     1.59(g)     26

--------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $34,909 during 2001, representing previous reimbursed expenses from the Adviser. During the period ended December 31, 2001, had such payment not been made, the expense ratio would have been 1.68% and the net investment income ratio would have been (0.30)%.
(b) Class A, Class B, and Class C Shares were outstanding within the period December 23, 2003 through December 31, 2003. Financial Highlights are not presented for Class A, Class B, and Class C Shares as the information for this period is not considered meaningful.
(c) Per share data is calculated using the average shares outstanding method.
(d) The Fund incurred interest expense for the year ended December 31, 2004. If interest expense had not been incurred, the ratio of expenses to average net assets for Class AAA, Class A, Class B, Class C, and Class I would have been 1.87%, 1.87%, 2.62%, 2.62%, and 1.62%, respectively. Interest expense in 2005 was immaterial.
(e) From the commencement of offering Class I Shares on June 30, 2004.
(f) Amount represents less than $0.005 per share.
(g) Annualized.

                See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Shareholders and Board of Trustees of The Gabelli Blue Chip Value Fund

We have audited the accompanying statement of assets and liabilities of The Gabelli Blue Chip Value Fund (the "Fund"), including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the Fund's custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Blue Chip Value Fund at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
February 14, 2006

THE GABELLI BLUE CHIP VALUE FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
================================================================================

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Blue Chip Value Fund Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Blue Chip Value Fund at One Corporate Center, Rye, NY 10580-1422.

                        TERM OF       NUMBER OF
NAME, POSITION(S)     OFFICE AND    FUNDS IN FUND
    ADDRESS 1          LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                       OTHER DIRECTORSHIPS
     AND AGE         TIME SERVED 2   BY TRUSTEE         DURING PAST FIVE YEARS                        HELD BY DIRECTOR 4
-----------------    ------------- ----------------     ----------------------                        ------------------
INTERESTED TRUSTEES 3:
---------------------
MARIO J. GABELLI       Since 1999        24       Chairman of the Board and Chief Executive             Director of Morgan
Trustee                                           Officer of GAMCO Investors, Inc. and                  Group Holdings, Inc.
Age: 63                                           Chief Investment Officer - Value Portfolios           (holding company)
                                                  of Gabelli Funds, LLC and GAMCO Asset
                                                  Management Inc.; Chairman and Chief
                                                  Executive Officer of Lynch Interactive
                                                  Corporation (multimedia and services)

NON-INTERESTED TRUSTEES:
-----------------------
ANTHONY J. COLAVITA    Since 1999        34       Partner in the law firm of                              --
Trustee                                           Anthony J. Colavita, P.C.
Age: 70

VINCENT D. ENRIGHT     Since 1999        14       Former Senior Vice President and Chief Financial      Director of Aphton
Trustee                                           Officer of KeySpan Energy Corporation                 Corporation
Age: 62                                                                                                 (biopharmaceuticals)

MARY E. HAUCK          Since 2000         3       Retired Senior Manager of the Gabelli O'Connor          --
Trustee                                           Fixed Income Mutual Funds Management
Age: 63                                           Company

WERNER J. ROEDER, MD   Since 1999        23       Medical Director of Lawrence Hospital and               --
Trustee                                           practicing private physician
Age: 65

OFFICERS:
--------
BRUCE N. ALPERT        Since 2003         --      Executive Vice President and Chief Operating Officer    --
President and Treasurer                           of Gabelli Funds, LLC since 1988 and an officer of
Age: 54                                           all of the registered investment companies in the
                                                  Gabelli Funds complex. Director and President
                                                  of Gabelli Advisers, Inc. since 1998.

JAMES E. MCKEE         Since 1999         --      Vice President, General Counsel and Secretary of GAMCO  --
Secretary                                         Investors, Inc. since 1999 and GAMCO Asset Management
Age: 42                                           Inc. since 1993; Secretary of all of the registered
                                                  investment companies in the Gabelli Funds complex.

PETER D. GOLDSTEIN     Since 2004         --      Director of Regulatory Affairs for GAMCO                --
Chief Compliance Officer                          Investors, Inc. since 2004; Chief Compliance
Age: 52                                           Officer of all of the  registered investment
                                                  companies in the Gabelli Fund complex; Vice
                                                  President of Goldman Sachs Asset Management
                                                  from 2000 through 2004.

-----------------
1   Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2   Each Trustee will hold office for an  indefinite  term until the earliest of
    (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified. Effective November 16, 2005, Mr. Karl Otto Pohl resigned from the Board of Trustees and now serves as Trustee Emeritus.
3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

                        THE GABELLI BLUE CHIP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA                          Mary E. Hauck
CHAIRMAN AND CHIEF                             FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER                              GABELLI-O'CONNOR FIXED INCOME
GAMCO INVESTORS, INC.                          MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                            Werner J. Roeder, MD
ATTORNEY-AT-LAW                                MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                      LAWRENCE HOSPITAL

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN ENERGY CORP.

                         OFFICERS AND PORTFOLIO MANAGER

Barbara G. Marcin, CFA                         Bruce N. Alpert
PORTFOLIO MANAGER                              PRESIDENT AND TREASURER

James E. McKee                                 Peter D. Goldstein
SECRETARY                                      CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Blue Chip Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------


GAB402Q405SR

                                                [GRAPHIC OMITTED]
                                                TRIANGLE ART

                                                THE
                                                GABELLI
                                                BLUE CHIP
                                                VALUE
                                                FUND



                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2005

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $21,900 in 2005 and $20,300 in 2004.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2005 and $0 in 2004.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,600 in 2005 and $3,400 in 2004.

         Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2005 and $0 in 2004.

 (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $68,600 in 2005 and $68,400 in 2004.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Blue Chip Value Fund
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     March 8, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert,
                           Principal Executive Officer & Principal
                           Financial Officer


Date     March 8, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.